GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

		Six Months Ended	Six Months Ended
	Notes	September 30, 2025	September 30, 2024
		USD	USD
		(Unaudited)	(Unaudited)
Employees’ benefits	(a)	3,063,757	2,163,131
Professional fees	(b)	2,964,810	753,836
IT development and maintenance support	(c)	823,592	858,125
Travelling expenses	(d)	362,781	126,324
Investor Relations	(e)	249,727	-
Audit fee	(f)	170,825	174,250
Amortization – right-of-use assets	(g)	90,773	63,036
Share-based payments expenses on anti-dilution issuance of preferred shares	(h)	-	369,648
Others	(i)	366,773	208,910
		8,093,038	4,717,260

The by-nature classification of general and administrative expenses for the six months ended September 30, 2024 has been represented to conform with the presentation for the six months ended September 30, 2025.

(a)

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Basic salaries, allowances and all benefits-in-kind	2,402,216	1,792,793
Pension costs - defined contribution plans	72,122	49,805
Share-based payments	589,419	320,533
	3,063,757	2,163,131

The above includes the cost of both employees and contractors. At September 30, 2025, the Company had 27 employees and 11 contractors (2024: 19 employees and 10 contractors). The Company also contracted with 3 paid non-executive directors during the period ended September 30, 2025. During the period ended September 30, 2025 the Company contracted with 2 non-paid non-executive directors.

(b)

For the six months ended September 30, 2025, professional fees primarily consisted of the legal fees and due diligence costs, and other professional expenses incurred in connection with the acquisition of Matter DK Aps, which completed on October 3, 2025 (see note 25). These fees also included costs associated with evaluating and preparing for other proposed merger and acquisition transactions (“M&A”), such as financial, tax, and legal reviews, as well as strategic assessments to support other potential business combinations and growth opportunities.

For the six months ended September 30, 2024, professional fees were primarily attributable to legal and professional services relating to the preparation of the Form F-1 of the Company and the Initial Public Offering (the “IPO”), which is successfully closed in January 2025.

(c)	IT development and maintenance support costs relate, primarily, to those associated with a third party that contributes to offer research, development and maintenance services for the Group’s commercial products. The costs also include server expenses for hosting the products. Included in IT development and maintenance support, the Group incurred research and development expenses of $405,330 for the six months ended September 30, 2025 (2024: $515,493) and no research and development expenditure is recognized as an internally generated intangible asset for both the periods.

(d)	Travelling expenses increased as the Group met with investors, engaged in M&A activity and sought business opportunities.

(e)	For the six months ended September 30, 2025, investor relations expenses primarily included costs related to media relations, investor engagement activities, and promotional content creation. These expenses reflect the Company’s efforts to maintain strong investor communications and enhance its visibility in global markets.

(f)	The audit fees primarily represent the fees accrued for the Public Company Accounting Oversight Board (“PCAOB”) audits of the Company’s consolidated financial statements.

(g)

For the six months ended September 30, 2024, the amount is represented the amortization expense in connection with the office lease in Monaco entered into by the Group in July 2023.

The increase during the six months ended September 30, 2025 is due to the additional amortization expenses recognized in connection with the new office lease in UK that commenced in April 2025.

(h)	In May 2024, the Group completed an $8.0 million capital raise with Rhino Ventures (the “Capital Raise”), which triggered an anti-dilution clause in the Articles of Association of DSL and resulted in 151 Series A Preferred Shares of DSL being issued to HBM IV, Inc. for $Nil consideration. In connection with the issuance, share-based payments expenses of $369,648 were recognized during the period (September 30, 2025: $Nil).

(i)	Other costs include recruitment fees, insurance, bank charges, general office expenses, marketing and others.